Provision for Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Current deferred tax assets:
Allowance for doubtful accounts		$ 549,345	$ 498,435
Accruals		243,130	185,796
Deferred rent		116,089
Total current deferred tax assets	1,025,184	908,564	684,231
Long-term deferred tax assets (liabilities):
Share-based compensation		580,202	431,009
Fixed asset basis differences		(387,526)	(483,486)
Goodwill deductible for tax purposes		384,349	459,554
Intangibles		(958,812)	(493,345)
Deferred rent		413,726	258,598
Other, net		(105,372)	(139,071)
Net long-term deferred tax assets (liabilities)		$ (73,433)	$ 33,259